ASSET RETIRMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Change in Asset Retirement Obligation [Table Text Block]
	December 31,
	2015	2014

Beginning balance	$1,400,000	$-
Obligation from the Geysers Company acquisition	-	1,400,000
Soil remediation	(209,070)	-
Accretion of post closure obligation	14,000	-
Ending Balance	$1,204,930	$1,400,000